RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts recorded as expense from related parties in the six months ended June 30, 2023 and June 30, 2022 is as follows:

(in thousands of $)	2023	2022
Frontline Management	1,069	1,163
SFL	13,482	18,375
Seatankers	1,365	4,793
CCL	—	395
Front Ocean Management AS	1,037	155
	16,953	24,881

Net amounts recorded as expense from related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2023 and June 30, 2022 is as follows:

(in thousands of $)	2023	2022
SFL	132	64
Seatankers	226	256
SwissMarine	279	2,033
UFC	900	—
Other	—	22
	1,537	2,375

Net amounts charged to related parties mainly comprise of commercial management fees and charter hire.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2023 and June 30, 2022 is as follows:

(in thousands of $)	2023	2022
Time charter revenues	279	2,033
Other revenues	1,258	342
Other operating income (expenses)	—	(413)
Ship operating expenses	(1,069)	(1,163)
Charter hire expenses1)	(14,556)	(22,716)
Administrative expenses	(1,328)	(589)
	(15,416)	(22,506)
1) Including charter hire expense for SFL finance leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
Frontline	2,305	1,506
UFC	900	497
Seatankers	198	352
SFL	196	—
Credit loss allowance	(21)	(21)
	3,578	2,334

A summary of balances owed to related parties as of June 30, 2023 and December 31, 2022 is as follows:

(in thousands of $)	2023	2022
CCL	40	40
TFG Marine	11,505	9,219
Other	216	233
	11,761	9,492